Calculation of Weighted Average Number of Dilutive Shares of Common Stock (Detail)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies [Line Items]
Common Stock to be issued upon conversion of convertible preferred stock	26,666,667	17,611,538	16,300,000
Outstanding warrants	28,315,612	57,225,981	55,301,226
Outstanding options	23,174,770	15,647,742	11,348,314
Total potentially dilutive shares of Common Stock	78,157,049	90,485,261	82,949,540